ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Accounts Receivable) (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
Accounts receivables		3,546,873,497	2,094,704,129
Allowance for doubtful accounts		(428,570,077)	(445,956,167)	(673,671,445)	(179,746,165)
Accounts receivable, net	502,579,283	3,118,303,420	1,648,747,962
Amount of accounts receivable pledged as collateral for borrowings		169,694,054